Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator :
Net loss from continuing operations		¥ (163,478)	¥ (251,299)	¥ (75,088)
Net loss from discontinued operations				(3,612)
Total net loss	$ (25,056)	(163,478)	(251,299)	(78,700)
Net loss from continuing operations		(163,478)	(251,299)	(75,088)
Less: Accretions to pre-IPO preferred shares redemption value	$ 0	0	0	(35,066)
Net loss attributable to TuanChe Limited's shareholders from continuing operations		¥ (163,478)	¥ (251,299)	(110,154)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations				¥ (3,612)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	304,439,440	304,439,440	294,922,074	121,938,427
Weighted average number of ordinary shares outstanding, diluted | shares	304,439,440	304,439,440	294,922,074	121,938,427
Basic net loss per share attributable to TuanChe Limited's shareholders from continuing operations | (per share)	$ (0.08)	¥ (0.54)	¥ (0.85)	¥ (0.90)
Diluted net loss per share attributable to TuanChe Limited's shareholders from continuing operations | (per share)	(0.08)	(0.54)	(0.85)	(0.90)
Basic net loss per share attributable to TuanChe Limited's shareholders from discontinued operations | (per share)	0	0	0.00	(0.03)
Diluted net loss per share attributable to TuanChe Limited's shareholders from discontinued operations | (per share)	$ 0	¥ 0	¥ 0.00	¥ (0.03)